Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt	$ 261,535	$ 217,123
Commercial paper, credit facility draws and related fees	43,015	17,065
Accretion of fair value adjustments	(16,547)	(18,174)
Capitalized interest and AFUDC capitalized on regulated property	(10,802)	(6,521)
Other	1,373	61
Interest expense	$ 278,574	$ 209,554